Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	24,988		$ 25,678
Less: Accumulated depreciation	13,226		13,281
Property, plant and equipment(a)	11,762	[1],[2]	12,397	[1],[2]	13,213
Land [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	529		557
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	9,355		10,055
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	9,671		10,050
Furniture, Fixtures and Other [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	4,162		3,914
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation	1,271		$ 1,102
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	33 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	8 years
Minimum [Member] | Furniture, Fixtures and Other [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	3 years
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	50 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	20 years
Maximum [Member] | Furniture, Fixtures and Other [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)	12 years 6 months

[1]	Amounts may not add due to rounding.
[2]	The decrease in total property, plant and equipment is primarily due to depreciation and, to a much lesser extent, disposals, impairments and the impact of foreign exchange, partially offset by capital additions.